Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Other Expense, Net	Other expense, net consists of:

	2020	2019
Impairments and loss on sale of equity-accounted investments [a]	$347	$700
Restructuring and impairments [b]	269	58
Net (gains) losses on investments [c]	(32)	6
Gain on sale of business [d]	—	(524)

Other expense, net	$584	$240

Impairments and Loss on Sale of Equity-Accounted Investments
The following table summarizes the impairment charges and loss on sale recorded for certain investments in the Company’s Power & Vision segment:

	2020	2019
Impairment of Getrag (Jiangxi) Transmission Co., Ltd. [“GJT”] [i]	$337	$511
Impairment of Getrag Ford Transmission GmbH [“GFT”] [ii]	—	150
Loss on sale and impairment of Dongfeng Getrag Transmission Co. Ltd. [“DGT”] [iii]	10	39

Total impairments and loss on sale of equity-accounted investments	347	700
Tax effect on Other expense, net	(53)	(36)
Loss attributable to non-controlling interests	(75)	(127)

Non-cash impairment charge included in Net income attributable to Magna International Inc.	$219	$537

[i]
During 2019, the Company recorded an impairment charge related to its equity-accounted investment in GJT. The impairment was based on the in-sourcing
of transmissions by certain Chinese OEMs, lower than expected sales, pricing pressure in the China market, and declines in volume projections for manual transmissions and dual-clutch transmissions in China.

During 2020, an impairment for GJT was recorded based on pricing pressure in the China market as a result of the global economic climate, as well as additional declines in volume and sales projections for the foreseeable future. In the fourth quarter of 2020, the governing documents related to GJT were revised, providing the Company with a controlling financial interest. As a result, the Company began consolidating GJT on December 29, 2020, the effective date of the amendments
[note 5]
.

[ii]
On December 22, 2020, the Company entered into multiple agreements with the Ford Motor Company [“Ford”] to operate certain businesses within GFT under separate ownership. The transaction closed on March 1,
2021
[note 7]
. In 2019 the Company recorded an impairment charge related to its equity investment in GFT as a result of lower than expected sales and declines in volume projections for manual transmissions in Europe.

[iii]
During 2020, the Company recorded a $10 million loss on the sale of its 50% interest in DGT. An impairment loss of $39 million related to DGT was recorded during 2019 as a result of the factors listed above impacting the China market.

Restructuring and impairments
The following table summarizes the restructuring and fixed asset impairment charges recorded by segment for the year ended December 31, 2020:

	Body Exteriors & Structures	Power &Vision	Seating Systems	Total	Net of Tax
COVID-19 Restructuring and Impairments [i]	$37	$115	$16	$168	$136
Restructuring	21	—	—	21	21
Fixed Asset Impairments	57	—	—	57	57
Brazil Closures [ii]	8	—	15	23	23

	$123	$115	$31	$269	$237

[i]
In response to the impact that
COVID-19
was expected to have on vehicle production volumes over the short to medium term, the Company initiated and/or accelerated the timing of restructuring plans to right-size
its business. These restructuring actions include plant closures and workforce reductions which will be substantially complete by December 31, 2021.

[ii]	In connection with the recently announced plant closures by Ford in Brazil, the Company made the decision to accelerate the closure of two facilities that supply these plants.